Barclays PLC parent company balance sheet (Tables)	6 Months Ended
Jun. 30, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Barclays PLC parent company balance sheet
	As at	As at
	30.06.19	31.12.18
Assets	£m	£m
Investment in subsidiaries	60,902	57,374
Loans and advances to subsidiaries	29,800	29,374
Financial assets at fair value through the income statement	10,774	6,945
Derivative financial instruments	138	168
Other assets	109	115
Total assets	101,723	93,976

Liabilities
Deposits at amortised cost	519	576
Debt securities in issue	32,489	32,373
Subordinated liabilities	7,976	6,775
Financial liabilities designated at fair value	3,514	-
Other liabilities	99	72
Total liabilities	44,597	39,796

Equity
Called up share capital	4,311	4,283
Share premium account	183	28
Other equity instruments	12,137	9,633
Other reserves	394	394
Retained earnings	40,101	39,842
Total equity	57,126	54,180

Total liabilities and equity	101,723	93,976